JACKSON VARIABLE SERIES TRUST
1 Corporate Way, Lansing, MI 48951
(517) 381-5500

December 28, 2016

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re: Jackson Variable Series Trust
File Nos. 333-177369 and 811-22613

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated December 15, 2016, filed pursuant to Rule 497(e), for the JNL/DoubleLine® Total Return Fund, which is a fund of the above-mentioned Trust.

If you have any questions concerning this filing, please contact me at 312-730-9721.

Very truly yours,

/s/ Diana R. Gonzalez
Diana R. Gonzalez
Assistant Vice President

enc.